Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2022		$ 20,054	$ 232,861		$ (8,547,688)	$ (8,294,773)
Balance, shares at Jan. 31, 2022		20,054,000
Sale of preferred stock
Recapitalization		$ 182,240	19,378,067		(15,041,100)	4,519,207
Recapitalization, shares		182,240,000
Common stock options issued for services		$ 6,164	967,129			973,293
Common stock options issued for services, shares		6,163,823
Warrants issued			1,796,000			1,796,000
Beneficial conversion feature on convertible notes payable			685,166			685,166
Net loss					(4,299,470)	(4,299,470)
Balance at Jan. 31, 2023		$ 208,458	23,059,223		(27,888,258)	(4,620,577)
Balance, shares at Jan. 31, 2023		208,457,823
Common stock options issued for services		$ 879	139,860			140,739
Common stock options issued for services, shares		879,628
Net loss					(575,001)	(575,001)
Balance at Apr. 30, 2023		$ 209,337	23,199,083		(28,463,259)	(5,054,839)
Balance, shares at Apr. 30, 2023		209,337,451
Balance at Jan. 31, 2023		$ 208,458	23,059,223		(27,888,258)	(4,620,577)
Balance, shares at Jan. 31, 2023		208,457,823
Net loss						(1,742,990)
Balance at Oct. 31, 2023		$ 213,182	23,568,169		(29,631,249)	(5,849,898)
Balance, shares at Oct. 31, 2023		213,181,524
Balance at Jan. 31, 2023		$ 208,458	23,059,223		(27,888,258)	(4,620,577)
Balance, shares at Jan. 31, 2023		208,457,823
Common stock options issued for services		$ 2,345	307,008			309,353
Common stock options issued for services, shares		2,345,836
Warrants issued			103,846			103,846
Net loss					(3,712,047)	(3,712,047)
stock-based compensation			1,324,731			1,324,731
Conversion of convertible notes payable		$ 3,845	265,240			269,085
Conversion of convertible notes payable, shares		3,844,073
Issuance of preferred stock and warrants for common stock			276,000	(11,000)		265,000
Issuance of preferred stock and warrants for common stock, shares	23
Balance at Jan. 31, 2024		214,648	25,336,048	(11,000)	(31,600,305)	(6,060,609)
Balance (Accounting Standards Update 2020-06 [Member]) at Jan. 31, 2024					(405,305)	(405,305)
Balance, shares at Jan. 31, 2024	23	214,647,732
Balance at Apr. 30, 2023		$ 209,337	23,199,083		(28,463,259)	(5,054,839)
Balance, shares at Apr. 30, 2023		209,337,451
Warrants issued			103,846			103,846
Net loss					(587,531)	(587,531)
Balance at Jul. 31, 2023		$ 209,337	23,302,929		(29,050,790)	(5,538,524)
Balance, shares at Jul. 31, 2023		209,337,451
Net loss					(580,459)	(580,459)
Conversion of convertible notes payable		$ 3,845	265,240			269,085
Conversion of convertible notes payable, shares		3,844,073
Balance at Oct. 31, 2023		$ 213,182	23,568,169		(29,631,249)	(5,849,898)
Balance, shares at Oct. 31, 2023		213,181,524
Balance at Jan. 31, 2024		$ 214,648	25,336,048	(11,000)	(31,600,305)	(6,060,609)
Balance, shares at Jan. 31, 2024	23	214,647,732
Sale of preferred stock			1,742,300	11,000		1,753,300
Net loss					(1,044,266)	(1,044,266)
Conversion of convertible notes payable		$ 12,848	1,035,945			1,048,793
Conversion of convertible notes payable, shares		12,848,116
Sale of preferred stock, shares	139
Exercise of warrants		$ 4,781	(4,781)
Exercise of options, shares		4,781,249
Exercise of options		$ 14,740	(14,740)
Exercise of options, shares		14,740,000
Stock-based compensation			189,248			189,248
Balance at Apr. 30, 2024		$ 247,017	28,284,020		(33,049,876)	(4,518,839)
Balance, shares at Apr. 30, 2024	162	247,017,097
Balance at Jan. 31, 2024		$ 214,648	25,336,048	(11,000)	(31,600,305)	(6,060,609)
Balance (Accounting Standards Update 2020-06 [Member]) at Jan. 31, 2024					(405,305)	(405,305)
Balance, shares at Jan. 31, 2024	23	214,647,732
Net loss						(4,432,829)
Balance at Oct. 31, 2024		$ 256,943	30,625,010		(36,438,438)	(5,556,485)
Balance, shares at Oct. 31, 2024	186.67	256,942,937
Balance at Apr. 30, 2024		$ 247,017	28,284,020		(33,049,876)	(4,518,839)
Balance, shares at Apr. 30, 2024	162	247,017,097
Sale of preferred stock			320,084			320,084
Net loss					(1,035,981)	(1,035,981)
Sale of preferred stock, shares	23.67
Stock-based compensation		1,888	362,920			364,808
Exercise of options
Stock based compensation, shares		1,888,173
Exercise of warrant		$ 1,042	(1,042)
Exercise of warrant, shares		1,041,667
Costs related to sale of preferred stock			(50,000)			(50,000)
Balance at Jul. 31, 2024		$ 249,947	28,915,982		(34,085,857)	(4,919,928)
Balance, shares at Jul. 31, 2024	185.67	249,946,937
Sale of preferred stock			12,000			12,000
Net loss					(2,352,581)	(2,352,581)
Sale of preferred stock, shares	1
Stock-based compensation		$ 6,996	1,697,028			1,704,024
Stock based compensation, shares		6,996,000
Balance at Oct. 31, 2024		$ 256,943	$ 30,625,010		$ (36,438,438)	$ (5,556,485)
Balance, shares at Oct. 31, 2024	186.67	256,942,937